Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Standards Update and Change in Accounting Principle [Abstract]
Basis of Accounting	Basis of AccountingThe financial statements have been prepared in accordance with accounting principles generally accepted in the United States ofAmerica (“U.S. GAAP”). The Real Property Account has evaluated subsequent events through the date these financial statements were issued, and an adjustment or disclosure is required in the financial statements. See Note 10 for more information.
Use of Estimates	The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include valuation of the investment in the Partnership.
Investment In Partnership Interest	Investment in Partnership InterestThe investment in the Partnership is based on the Real Property Account’s proportionate interest of the Partnership’s fair value. At December 31, 2020 and 2019, the Real Property Account’s share of the general partners' controlling interest of the Partnership was 4.5% or 194,857 shares and 4.5% or 194,857 shares, respectively. Properties owned by the Partnership are illiquid and their fair value is based on estimated fair value as disclosed in the notes to the consolidated financial statements of the Partnership.
Income Recognition	Income RecognitionNet investment income or loss and recognized gains and losses are allocated based upon the average daily net assets for the investment in the Partnership. Amounts are based on the Real Property Account’s proportionate interest in the Partnership. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
Equity of Pruco Insurance Company of New Jersey	Equity of Pruco Life Insurance Company of New JerseyPruco Life of New Jersey maintains a position in the Real Property Account for liquidity purposes, including unit purchases and redemptions, Partnership share transactions, and expense processing. The position does not affect contract owners’ accounts or the related unit values.
Note 2: Summary of Significant Accounting Policies (continued)
There were no cash transactions at the Real Property Account level for the years ended December 31, 2020, 2019 and 2018 as all of the transactions are settled by Pruco Life of New Jersey on behalf of the Real Property Account through a redemption or an issuance of units. Therefore, no statement of cash flows is presented for the years ended December 31, 2020, 2019 and 2018.